Consolidated Statement of Changes in Stockholders' Equity (BRL) In Millions, except Share data		Total	Preferred shares	Common shares	Treasury stock	Additional paid-in capital	Appropriated retained earnings	Net unrealized gains (losses) on available-for-sale securities, net of taxes	Cash flow hedge - effective portion	Cumulative translation adjustment	Defined benefit of pension plans and other post-retirement plans	Unappropriated retained earnings	Total stockholders' equity of Itau Unibanco	Noncontroling interest
Balance at Dec. 31, 2007			8,560	5,948	(1,173)	643	19,183	611	0	184	1,697	602		1,354
Balance (in shares) at Dec. 31, 2007	[1]		1,637,613,901	1,722,875,704
Balance (in shares) at Dec. 31, 2007	[1]		50,428,978	14,115,264
Capital stock
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3.1.a) (in shares)	[1]		0	0
Exchange of shares of Itau Unibanco S.A. held by Itausa for shares of Itau Unibanco Holding (Note 3d) (in shares)	[1]		0	0
Cancellation of treasury stock (in shares)	[1]		(31,625,000)	(14,115,264)
Treasury stock
Stock purchased by grantees of our Stock Option Plan (Note 26) (in shares)	[1]		(11,718,850)	0
Acquisition of treasury stock (in shares)	[1]		57,554,172	0
Cancellation of treasury stock (in shares)	[1]		(31,625,000)	(14,115,264)
Itau Unibanco Holding stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (Note 25) (in shares)	[1]		0	0
Share based payments exercised (in shares)	[1]		0	0
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3a)			0	0
Capitalization of reserves			1,322	1,424
Stock purchased by grantees of our Stock Option Plan (Note 26)					254
Acquisition of treasury stock					(1,618)
Itau Unibanco Holding stocks held by Itaubanco defined contribution plan in excess of the individual accounts of the participants on March 31, 2010 (Note 25)					0
Stock-based compensation recognized for the year (Note 26)						248
Acquisition of stock options of Unibanco						0
Additional interest in controlled subsidiary						0
Difference between proceeds and average cost of treasury stock sold						(146)
Cash paid and shares of subsidiary issued in the acquisition of interest in Itaúsa Export S.A.				0		(683)
Difference between the fair value of shares issued in acquisitions and the amount of statutory capital increase						0
Transfer for increase in capital stock through reserves							(2,746)
Cancellation of treasury stock					1,011		(1,011)
Change in net unrealized gains and losses during the year, net of taxes		(408)						(408)
Change in cash flow hedge during the year		(4)							(4)
Translation of adjustment during the year, without tax effect		737								737
Defined benefit of pension plans and other post-retirement plans, net of tax effect		(1,297)									(1,297)
Net income attributable to Itau Unibanco		4,849										4,849
Transfer of retained earnings to reserves							588					(588)
Net income (loss) for the year		29												29
Acquisition of shares from non-controlling interest in Itau BBA Participacoes (Note 3b)														(307)
Exchange of shares of Itau Unibanco for shares of Itau Unibanco Holding (Note 3a)														102
Acquisition of control of Redecard (Note 3b)														0
Noncontrolling interests of subsidiaries of Unibanco (Note 3a)														0
Change in interest in RT Enterprise CP														0
Constitution of RT National RF														0
Distribution of dividends and interest on stockholders' equity												(3,800)		0
Other														67
Distributed earnings (interest on stockholders' equity)
Preferred shares (in reais per share)	[1]	1.16
Common shares (in reais per share)	[1]	1.16
Balance at Dec. 31, 2008		35,632	9,882	7,372	(1,526)	62	16,014	203	(4)	921	400	1,063	34,387	1,245
Balance (in shares) at Dec. 31, 2008			1,605,988,901	1,708,760,440
Balance (in shares) at Dec. 31, 2008	[1]		1,541,349,601	1,708,760,440
Balance (in shares) at Dec. 31, 2008			64,639,300	0
Capital stock
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3.1.a) (in shares)			675,660,843	557,475,607
Exchange of shares of Itau Unibanco S.A. held by Itausa for shares of Itau Unibanco Holding (Note 3d) (in shares)			0	23,050,428
Cancellation of treasury stock (in shares)			0	0
Treasury stock
Stock purchased by grantees of our Stock Option Plan (Note 26) (in shares)			(21,236,440)	0
Acquisition of treasury stock (in shares)			185,447	2,202
Cancellation of treasury stock (in shares)			0	0
Itau Unibanco Holding stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (Note 25) (in shares)			0	0
Share based payments exercised (in shares)			0	0
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3a)			6,454	5,451
Capitalization of reserves			7,872	8,128
Stock purchased by grantees of our Stock Option Plan (Note 26)					502
Acquisition of treasury stock					(7)
Itau Unibanco Holding stocks held by Itaubanco defined contribution plan in excess of the individual accounts of the participants on March 31, 2010 (Note 25)					0
Stock-based compensation recognized for the year (Note 26)						370
Acquisition of stock options of Unibanco						13
Additional interest in controlled subsidiary						0
Difference between proceeds and average cost of treasury stock sold						(224)
Cash paid and shares of subsidiary issued in the acquisition of interest in Itaúsa Export S.A.				95		0
Difference between the fair value of shares issued in acquisitions and the amount of statutory capital increase						12,711
Transfer for increase in capital stock through reserves							(16,000)
Cancellation of treasury stock					0		0
Change in net unrealized gains and losses during the year, net of taxes		98						98
Change in cash flow hedge during the year		0							0
Translation of adjustment during the year, without tax effect		(1,067)								(1,067)
Defined benefit of pension plans and other post-retirement plans, net of tax effect		386									386
Net income attributable to Itau Unibanco		14,085										14,085
Transfer of retained earnings to reserves							5,940					(5,940)
Net income (loss) for the year		527												527
Acquisition of shares from non-controlling interest in Itau BBA Participacoes (Note 3b)														0
Exchange of shares of Itau Unibanco for shares of Itau Unibanco Holding (Note 3a)														(105)
Acquisition of control of Redecard (Note 3b)														9,590
Noncontrolling interests of subsidiaries of Unibanco (Note 3a)														1,503
Change in interest in RT Enterprise CP														425
Constitution of RT National RF														0
Distribution of dividends and interest on stockholders' equity												(3,977)		(343)
Other														(85)
Distributed earnings (interest on stockholders' equity)
Preferred shares (in reais per share)	[1]	0.92
Common shares (in reais per share)	[1]	0.92
Balance at Dec. 31, 2009		82,034	24,208	21,046	(1,031)	12,932	5,954	301	(4)	(146)	786	5,231	69,277	12,757
Balance (in shares) at Dec. 31, 2009		4,570,936,219	2,281,649,744	2,289,286,475
Balance (in shares) at Dec. 31, 2009			2,238,061,437	2,289,284,273
Balance (in shares) at Dec. 31, 2009			43,588,307	2,202
Capital stock
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3.1.a) (in shares)			0	0
Exchange of shares of Itau Unibanco S.A. held by Itausa for shares of Itau Unibanco Holding (Note 3d) (in shares)			0	0
Cancellation of treasury stock (in shares)			0	0
Treasury stock
Stock purchased by grantees of our Stock Option Plan (Note 26) (in shares)			(13,379,117)	0
Acquisition of treasury stock (in shares)			0	0
Cancellation of treasury stock (in shares)			0	0
Itau Unibanco Holding stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (Note 25) (in shares)			0	1,500,000
Share based payments exercised (in shares)			(3,643,175)	0
Issuance of shares of Itau Unibanco for acquisition of Unibanco and Unibanco Holdings (Note 3a)			0	0
Capitalization of reserves			0	0
Stock purchased by grantees of our Stock Option Plan (Note 26)					403
Acquisition of treasury stock					0
Itau Unibanco Holding stocks held by Itaubanco defined contribution plan in excess of the individual accounts of the participants on March 31, 2010 (Note 25)					(46)
Stock-based compensation recognized for the year (Note 26)						60
Acquisition of stock options of Unibanco						0
Additional interest in controlled subsidiary						(7)
Difference between proceeds and average cost of treasury stock sold						233
Cash paid and shares of subsidiary issued in the acquisition of interest in Itaúsa Export S.A.				0		0
Difference between the fair value of shares issued in acquisitions and the amount of statutory capital increase						0
Transfer for increase in capital stock through reserves							0
Cancellation of treasury stock					0		0
Change in net unrealized gains and losses during the year, net of taxes		(329)						(329)
Change in cash flow hedge during the year		1							1
Translation of adjustment during the year, without tax effect		(286)								(286)
Defined benefit of pension plans and other post-retirement plans, net of tax effect		(562)									(562)
Net income attributable to Itau Unibanco		11,067										11,067
Transfer of retained earnings to reserves							9,941					(9,941)
Net income (loss) for the year		824												824
Acquisition of shares from non-controlling interest in Itau BBA Participacoes (Note 3b)														0
Exchange of shares of Itau Unibanco for shares of Itau Unibanco Holding (Note 3a)														0
Acquisition of control of Redecard (Note 3b)														0
Noncontrolling interests of subsidiaries of Unibanco (Note 3a)														0
Change in interest in RT Enterprise CP														148
Constitution of RT National RF														76
Distribution of dividends and interest on stockholders' equity												(3,186)		(708)
Other														(21)
Distributed earnings (interest on stockholders' equity)
Preferred shares (in reais per share)	[1]	0.70
Common shares (in reais per share)	[1]	0.70
Balance at Dec. 31, 2010		89,701	24,208	21,046	(674)	13,218	15,895	(28)	(3)	(432)	224	3,171	76,625	13,076
Balance (in shares) at Dec. 31, 2010		4,570,936,219	2,281,649,744	2,289,286,475
Balance (in shares) at Dec. 31, 2010			2,255,083,729	2,287,784,273
Balance (in shares) at Dec. 31, 2010			26,566,015	1,502,202

[1]	After giving effect to the bonus shares occurred in August 2009 (note 19a).